Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Aging Analysis of Accounts Payable
The aging analysis of accounts payable is as follows:

	As of	As of
	December 31, 2020 Million	December 31, 2019 Million
Payable in the periods below:
Within 1 month or on demand	142,653	139,856
After 1 month but within 3 months	6,143	6,270
After 3 months but within 6 months	3,422	4,839
After 6 months but within 9 months	5,408	4,569
After 9 months but within 12 months	10,364	9,284

	167,990	164,818